Reductions in Force (Details) - Employee Severance - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 28, 2022	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Reduction in force (as a percent)	10.00%	25.00%
Employee severance and benefits costs			$ 261	$ 3,879	$ 1,790
Employee severance and benefits accrual			$ 200	$ 200
Research and development
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits costs					1,035
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits costs					338
General and administrative
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits costs					$ 417